COMPASS 2 AND 3 VARIABLE ACCOUNTS:

  Capital Appreciation Variable Account          High Yield Variable Account
  Government Securities Variable Account         Money Market Variable Account
  Global Governments Variable Account            Total Return Variable Account

           Supplement to Current Statement of Additional Information:


Effective immediately, Appendix I entitled "Recipients of Non-Public Portfolio Holdings on an Ongoing Basis" is restated in its entirety as follows:

                                                                     APPENDIX I

                RECIPIENTS OF NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS

------------------------------------------------------------ ---------------------------------------------------------
 Name of Recipient                                            Purpose of Disclosure
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 MSCI BARRA, Inc.                                             Analytical Tool
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 Bloomberg, L.P.                                              Analytical Tool
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 Board of Trustees                                            Fund Governance
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 Bowne & Co. Inc                                              Software Vendor
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 CDS/Computer                                                 Software Vendor
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 Checkfree                                                    Software Vendor
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 Cogent Consulting                                            Consultant
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 Deloitte & Touche LLP                                        Independent Registered Public Accounting Firm
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 eA Data Automation Services, LLC                             Data Formatting and Organization Service
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 Eagle Investment Systems Corp                                Accounting System
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 FactSet Research Systems Inc.                                Analytical Tool
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 GainsKeeper, Inc.                                            Accounting System
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 Institutional Shareholder Services Inc.                      Proxy Service Provider
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 Investor Tools Perform                                       Analytical Tool
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 ITG, Inc.                                                    Analytical Tool
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 Lipper Inc.                                                  Publication Preparation
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 Markit Group                                                 Pricing Service
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 Massachusetts Financial Services Co.                         Fund Management
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 MFS Funds Distributor, Inc.                                  Fund Distribution
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 OMGEO LLC                                                    Software Vendor
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 RR Donnelly                                                  Typesetting and Printing Services
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 Saloman Analytics Inc.                                       Analytical Tool
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 Siemens Business Services, Inc.                              IT Client Services and Desktop Architecture
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 Standard & Poor's Securities Evaluations Services            Fund Pricing
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 State Street Bank and Trust Company                          Custodian
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 Sullivan & Worcester                                         Legal Counsel
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
 Wilshire Analytics/Axiom                                     Analytical Tool
------------------------------------------------------------ ---------------------------------------------------------

                  The date of this Supplement is May 12, 2009.